Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2020	December 31, 2019
Lubricants	591	522
Bunkers	4,059	3,340
Total	4,650	3,862